Schedule of Investments New York Municipal Fund Inc.^

(Unaudited) July 31, 2020

Principal Amount		Value
Municipal Notes 163.0%
American Samoa 0.8%
$500,000	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/2029	$586,460
California 5.0%
250,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redpak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	125,000	(a)(b)
345,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	334,477	(a)
3,115,000	Corona-Norca Unified Sch. Dist. G.O. Cap. Appreciation (Election 2006), Ser. 2009-C, (AGM Insured), 0.00%, due 8/1/2024	3,043,885
		3,503,362
Illinois 1.5%
1,000,000	Chicago G.O. Ref., Ser. 2003-B, 5.00%, due 1/1/2023	1,055,060
Kansas 0.6%
440,000	Goddard Kansas Sales Tax Spec. Oblig. Rev. Ref. (Olympic Park Star Bond Proj.), Ser. 2019, 3.60%, due 6/1/2030	429,647
Louisiana 0.8%
500,000	Louisiana St. Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/2028	537,035
New York 142.7%
	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences)
380,000	Ser. 2014-A, 5.00%, due 12/1/2027	417,126
375,000	Ser. 2014-A, 5.00%, due 12/1/2028	410,303
270,000	Ser. 2014-A, 5.00%, due 12/1/2029	294,565
3,200,000	Andrew W Mellon Foundation, Ser. 2008, 0.21%, due 12/1/2032	3,200,000	(c)
500,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. (Tapestry Charter Sch. Proj.), Ser. 2017-A, 5.00%, due 8/1/2047	521,245
1,325,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.), Ser. 2017-A, 5.00%, due 6/1/2035	1,453,048
	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park)
500,000	Ser. 2015, 5.00%, due 11/15/2027	538,095
500,000	Ser. 2015, 5.00%, due 11/15/2028	536,595
	Build NYC Res. Corp. Ref. Rev. (City Univ. - Queens College)
270,000	Ser. 2014-A, 5.00%, due 6/1/2026	318,997
225,000	Ser. 2014-A, 5.00%, due 6/1/2029	263,387
	Build NYC Res. Corp. Ref. Rev. (Methodist Hosp. Proj.)
250,000	Ser. 2014, 5.00%, due 7/1/2022	269,298
500,000	Ser. 2014, 5.00%, due 7/1/2029	567,945
250,000	Build NYC Res. Corp. Ref. Rev. (New York Law Sch. Proj.), Ser. 2016, 4.00%, due 7/1/2045	247,685
	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.)
155,000	Ser. 2015, 5.00%, due 6/1/2026	179,143
125,000	Ser. 2015, 5.00%, due 6/1/2027	143,906
195,000	Ser. 2015, 5.00%, due 6/1/2028	223,421
220,000	Ser. 2015, 5.00%, due 6/1/2029	250,756
325,000	Ser. 2015, 5.00%, due 6/1/2030	368,989
565,000	Build NYC Res. Corp. Rev., Ser. 2014, 5.00%, due 11/1/2024	612,008
600,000	Build NYC Res. Corp. Rev. (Consortium for Worker Ed., Inc. Proj.), Ser. 2020, 5.00%, due 12/1/2049	542,022	(a)
750,000	Build NYC Res. Corp. Rev. (Metro. Lighthouse Charter Sch. Proj.), Ser. 2017-A, 5.00%, due 6/1/2047	781,627	(a)
575,000	Build NYC Res. Corp. Rev. (New Dawn Charter Sch. Proj.), Ser. 2019, 5.75%, due 2/1/2049	601,657	(a)

See Notes to Schedule of Investments

Schedule of Investments New York Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
$305,000	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. Int'l Cultures), Ser. 2013-A, 3.88%, due 4/15/2023	$308,309
180,000	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.), Ser. 2014, 4.50%, due 1/1/2025	189,427	(a)
	Dutchess Co. Local Dev. Corp. Rev. (Culinary Institute of America Proj.)
200,000	Ser. 2016-A-1, 5.00%, due 7/1/2041	217,598
275,000	Ser. 2016-A-1, 5.00%, due 7/1/2046	297,039
1,000,000	Dutchess Co. Local Dev. Corp. Rev. (Marist College Proj.), Ser. 2012-A, 5.00%, due 7/1/2021	1,038,670
1,270,000	Geneva Dev. Corp. Rev. (Hobart & William Smith College Proj.), Ser. 2012, 5.00%, due 9/1/2021	1,319,009
	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.)
405,000	Ser. 2018, 5.00%, due 7/1/2031	480,666
425,000	Ser. 2018, 5.00%, due 7/1/2032	501,326
450,000	Ser. 2018, 5.00%, due 7/1/2033	527,688
580,000	Islip, G.O., Ser. 2012, 3.00%, due 8/1/2025	596,292
1,500,000	Metro. Trans. Au. Rev. (Green Bond), Ser. 2020-C-1, 5.00%, due 11/15/2050	1,719,240
300,000	Monroe Co. Ind. Dev. Corp. Rev. (Monroe Comm. College), Ser. 2014, (AGM Insured), 5.00%, due 1/15/2029	339,072
	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.)
500,000	Ser. 2013-A, 5.00%, due 10/1/2024	546,905
500,000	Ser. 2013-A, 5.00%, due 10/1/2025	545,315
250,000	Ser. 2013-A, 4.00%, due 10/1/2026	262,240
	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College)
1,120,000	Ser. 2012-A, 5.00%, due 6/1/2023	1,187,950
210,000	Ser. 2012-A, 5.00%, due 6/1/2025	222,281
1,265,000	Montgomery Co. Cap. Res. Corp. Lease Ref. Rev. (HFM Boces Proj.), Ser. 2014, (MAC Insured), 5.00%, due 9/1/2027	1,487,804
2,000,000	Nassau Co. G.O. (Gen. Imp. Bonds), Ser. 2013-B, 5.00%, due 4/1/2028 Pre-Refunded 4/1/2023	2,257,240
	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.)
500,000	Ser. 2014, 5.00%, due 7/1/2023	551,080
1,000,000	Ser. 2014, 5.00%, due 7/1/2027	1,124,540
4,175,000	Nassau Co. Tobacco Settlement Corp. Asset Backed, Ser. 2006-A-3, 5.13%, due 6/1/2046	4,175,501
	New York City G.O.
100,000	(LOC: Bank of America N.A.), Subser. 2006-I-3, 0.15%, due 4/1/2036	100,000	(c)
200,000	(LOC: Barclays Bank PLC), Subser. 2010-G-4, 0.14%, due 3/1/2039	200,000	(c)
400,000	(LOC: JP Morgan Chase Bank N.A.), Subser. 2015-F-6, 0.18%, due 6/1/2044	400,000	(c)
2,000,000	(LOC: U.S. Bank N.A.), Subser. 2008-L-4, 0.15%, due 4/1/2038	2,000,000	(c)
	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.
500,000	(LOC: Mizuho Bank Ltd.), Subser. 2012-A-2, 0.14%, due 6/15/2044	500,000	(c)
800,000	(LOC: U.S. Bank N.A.), Subser. 2012-B1, 0.15%, due 6/15/2045	800,000	(c)
	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Gen. Resolution Rev. Bonds)
1,250,000	(LOC: JP Morgan Chase Bank N.A.), Ser. 2014-AA-2, 0.18%, due 6/15/2050	1,250,000	(c)
460,000	(LOC: State Street Bank and Trust Co.), Ser. 2016-BB-1B, 0.14%, due 6/15/2049	460,000	(c)

See Notes to Schedule of Investments

Schedule of Investments New York Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
	New York City Transitional Fin. Au. Rev. (Future Tax Secured)
$1,900,000	(LOC: JP Morgan Chase Bank N.A.), Subser. 2012-A-4, 0.18%, due 8/1/2039	$1,900,000	(c)
750,000	(LOC: JP Morgan Chase Bank N.A.), Subser. 2016-E4, 0.18%, due 2/1/2045	750,000	(c)
180,000	(LOC: JP Morgan Chase Bank N.A.), Subser. 2018-A-4, 0.18%, due 8/1/2045	180,000	(c)
1,100,000	New York City Transitional Fin. Au. Rev. (NYC Rec.), (LOC: JP Morgan Chase Bank N.A.), Subser. 2002-1-C, 0.18%, due 11/1/2022	1,100,000	(c)
500,000	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014, 5.38%, due 11/15/2040	529,170	(a)
2,000,000	New York Liberty Dev. Corp. Rev. (Goldman Sachs Headquarters), Ser. 2005, 5.25%, due 10/1/2035	2,818,540
750,000	New York Liberty Dev. Corp. Rev. Ref. (Bank of America Tower at One Bryant Park Proj.), Ser. 2019, Class 3, 2.80%, due 9/15/2069	736,192
1,815,000	New York St. Dorm. Au. Ref. Rev. Non St. Supported Debt (Pratt Institute), Ser. 2015-A, 3.00%, due 7/1/2027	1,935,570
780,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2013, 4.63%, due 7/1/2025	833,524
750,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Fordham Univ.), Ser. 2020, 4.00%, due 7/1/2046	868,732
405,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Manhattan Marymount College), Ser. 2009, 5.00%, due 7/1/2024	405,822
2,000,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2011-A, 4.38%, due 5/1/2026 Pre-Refunded 5/1/2021	2,062,600
1,375,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Rochester Institute of Technology), Ser. 2012, 4.00%, due 7/1/2028 Pre-Refunded 7/1/2022	1,474,742
2,540,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Univ. Dorm. Fac.), Ser. 2018-A, 5.00%, due 7/1/2048	3,063,977
	New York St. Dorm. Au. Rev. Non St. Supported Debt (Touro College & Univ. Sys. Obligated Group)
460,000	Ser. 2014-A, 4.00%, due 1/1/2026	477,351
470,000	Ser. 2014-A, 4.00%, due 1/1/2027	485,797
200,000	Ser. 2014-A, 4.00%, due 1/1/2028	206,200
275,000	Ser. 2014-A, 4.13%, due 1/1/2029	284,064
1,350,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/2028 Pre-Refunded 7/1/2023	1,539,513
750,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Vaughn College of Aeronautics & Technology), Ser. 2016, 5.00%, due 12/1/2026	775,845	(a)
1,500,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Oblig. Group), Ser. 2018-A, 5.00%, due 8/1/2035	1,807,785
	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Orange Reg. Med. Ctr.)
400,000	Ser. 2017, 5.00%, due 12/1/2035	468,248	(a)
200,000	Ser. 2017, 5.00%, due 12/1/2036	233,444	(a)
400,000	Ser. 2017, 5.00%, due 12/1/2037	465,792	(a)
2,000,000	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev., Ser. 2012-A, 5.00%, due 12/15/2026	2,213,880
500,000	New York St. Env. Facs. Corp. Solid Waste Disp. Rev. (Casella Waste Sys. Inc. Proj.), Ser. 2014, 2.88%, due 12/1/2044 Putable 12/3/2029	482,650	(a)
960,000	New York St. HFA Rev. (Affordable Hsg.), Ser. 2012-F, (SONYMA Insured), 3.05%, due 11/1/2027	992,496
1,045,000	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/2027	1,116,227
400,000	New York St. Mtge. Agcy. Homeowner Mtge. Rev., (LOC: Barclays Bank PLC), Ser. 2006-135, 0.20%, due 4/1/2037	400,000	(c)

See Notes to Schedule of Investments

Schedule of Investments New York Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
$1,500,000	New York St. Trans. Dev. Corp. Spec. Fac. Ref. Rev. (American Airlines, Inc.-John F Kennedy Int'l Arpt. Proj.), Ser. 2016, 5.00%, due 8/1/2031	$1,497,480
2,000,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.), Ser. 2018, 5.00%, due 1/1/2033	2,184,980
1,545,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (LaGuardia Arpt. Term. B Redev. Proj.), Ser. 2016-A, 4.00%, due 7/1/2041	1,603,525
785,000	Newburgh, G.O., Ser. 2012-A, 5.00%, due 6/15/2022	836,033
	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.)
640,000	Ser. 2012-A, 5.00%, due 5/1/2025 Pre-Refunded 5/1/2022	687,200
300,000	Ser. 2012-A, 5.00%, due 5/1/2026 Pre-Refunded 5/1/2022	322,125
1,000,000	Niagara Area Dev. Corp. Solid Waste Disp. Fac. Rev. Ref. (Covanta Proj.), Ser. 2018-A, 4.75%, due 11/1/2042	1,017,340	(a)
1,100,000	Niagara Falls City Sch. Dist. Ref. Cert. of Participation (High Sch. Fac.), Ser. 2015, (AGM Insured), 4.00%, due 6/15/2026	1,233,980
	Niagara Frontier Trans. Au. Rev. Ref. (Buffalo Niagara Int'l Arpt.)
375,000	Ser. 2019-A, 5.00%, due 4/1/2037	461,730
350,000	Ser. 2019-A, 5.00%, due 4/1/2038	429,737
350,000	Ser. 2019-A, 5.00%, due 4/1/2039	428,614
	Oneida Co. Local Dev. Corp. Rev. Ref. (Mohawk Valley Hlth. Sys. Proj.)
1,250,000	Ser. 2019-A, (AGM Insured), 3.00%, due 12/1/2044	1,306,600
2,000,000	Ser. 2019-A, (AGM Insured), 4.00%, due 12/1/2049	2,259,600
1,500,000	Oyster Bay, G.O., Ser. 2014, (AGM Insured), 3.25%, due 8/1/2021	1,544,535
500,000	Port Au. New York & New Jersey Cons. Bonds Rev. Ref. (Two Hundred), Ser. 2017, 5.00%, due 4/15/2057	594,520
1,410,000	St. Lawrence Co. IDA Civic Dev. Corp. Rev. (St. Lawrence Univ. Proj.), Ser. 2012, 5.00%, due 7/1/2028	1,533,093
1,980,000	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 5.00%, due 11/1/2025	2,138,796
135,000	Triborough Bridge & Tunnel Au. Spec. Oblig., Ser. 1998-A, (National Public Finance Guarantee Corp. Insured), 4.75%, due 1/1/2024	143,401
	TSASC Inc. Rev. Ref.
580,000	Ser. 2017-A, 5.00%, due 6/1/2028	711,764
3,000,000	Ser. 2017-A, 5.00%, due 6/1/2041	3,383,670
3,000,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/2028	3,461,670
1,000,000	Westchester Co. Local Dev. Corp. Ref. Rev. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/2030	966,040	(a)
	Westchester Co. Local Dev. Corp. Ref. Rev. (Westchester Med. Ctr.)
825,000	Ser. 2016, 5.00%, due 11/1/2030	923,893
1,000,000	Ser. 2016, 3.75%, due 11/1/2037	1,033,070
665,000	Yonkers Econ. Dev. Corp. Ed. Rev. (Charter Sch. of Ed. Excellence Proj.), Ser. 2019-A, 5.00%, due 10/15/2049	693,848
		100,352,415
Pennsylvania 2.9%
	Pennsylvania St. Turnpike Commission Rev.
285,000	Ser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	290,387
305,000	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	310,764
1,410,000	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	1,436,649
		2,037,800
Puerto Rico 7.7%
5,017,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	5,421,119
Texas 0.6%
400,000	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/2045	80,000	(a)(b)
325,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%, due 12/1/2053	304,184
		384,184

See Notes to Schedule of Investments

Schedule of Investments New York Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
Wisconsin 0.4%
$300,000	Pub. Fin. Au. Retirement Fac. Rev. Ref. (Friends Homes), Ser. 2019, 5.00%, due 9/1/2054	$301,509	(a)

	Total Municipal Notes (Cost $108,917,096)	114,608,591

UNITS
Liquidating Trust - Real Estate 2.1%
600	CMS Liquidating Trust (Cost $3,105,388)	1,503,000	*(d)(e)
	Total Investments 165.1% (Cost $112,022,484)	116,111,591
	Other Assets Less Liabilities 0.7%	477,696
	Liquidation Value of Variable Rate Municipal Term Preferred Shares (net of unamortized deferred offering costs of $24,137) (65.8)%	(46,275,863)
	Net Assets Applicable to Common Stockholders 100.0%	$70,313,424

*	Non-income producing security.
(a)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2020, these securities amounted to $7,894,248, which represents 11.2% of net assets applicable to common stockholders of the Fund.
(b)	Defaulted security.
(c)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2020.
(d)	Value determined using significant unobservable inputs.
(e)	This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At July 31, 2020, this security amounted to $1,503,000, which represents 2.1% of net assets applicable to common stockholders of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Stockholders as of Acquisition Date	Value as of 7/31/2020	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 7/31/2020
CMS Liquidating Trust	11/21/2012	$3,105,388	4.1%	$1,503,000	2.1%

See Notes to Schedule of Investments

Schedule of Investments New York Municipal Fund Inc.^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Municipal Notes(a)	$—	$114,608,591	$—	$114,608,591
Liquidating Trust - Real Estate	—	—	1,503,000	1,503,000
Total Investments	$—	$114,608,591	$1,503,000	$116,111,591

(a)	The Schedule of Investments provides a categorization by state/territory for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2020
Investments in Securities:
Units
Liquidating Trust—Real Estate	$1,488	$—	$—	$15	$—	$—	$—	$—	$1,503	$15
Total	$1,488	$—	$—	$15	$—	$—	$—	$—	$1,503	$15

The following table presents additional information about the valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2020.

Asset class	Fair value at 7/31/2020	Valuation approach	Unobservable input	Range per unit	Input value per unit	Impact to valuation from increase in input
Units	$1,503,000	Income Approach	Appraised value	$2,301 - $2,761	$2,505	Increase

^	A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

July 31, 2020

Notes to Schedule of Investments New York Municipal Fund Inc. (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman New York Municipal Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in municipal notes and liquidating trust - real estate is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes and liquidating trust - real estate include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820: “Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Notes to Schedule of Investments New York Municipal Fund Inc.

(Unaudited) (cont’d)

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Within the United States, New York is among the hardest-hit states. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.